Form 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.       Name and address of issuer:

                  Saratoga Capital Management
                  1501 Franklin Avenue
                  Mineola, NY  11501-4803

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: |X|


3.       Investment Company Act File Number:811-08542

         Securities Act File Number:                          33-79708


4.       (a)      Last day of fiscal year for which this notice is filed:
                  August 31, 1999
         (b)      |  |  Check box if this Form is being filed late (i.e., more
                  than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A-2).

 Note: If the Form is being filed late, interest must be paid on the registration fee due

        (c) | | Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate  sales price of securities sold during the fiscal year pursuant to section 24(f):

                  $222,897,665


(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                  $137,940,522

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                  $ 0

(iv) Total available redemption credits (add items 5(ii) and 5(iii):

                  $137,940,582


(v) Net sales - if item 5(i) is greater than 5 (iv), subtract item 5(iv) from item 5(i):

                  $84,957,143

(vi) Redemption credits available for use in future years - If item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i):

                  $ 0

         (vii)  Multiplier for  determining  registration  fee (See  instruction
C.9):

                  times .000278


         (viii) Registration fee due [(multiply item 5(v) by item 5(vii)] (Enter "0" if no fee is due):

                  $23,618.07

6.       Prepaid Shares

         If the response to item 5(I) was determined by deducting the amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state the number here: -0-.


7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                  $ 0


8. Total of the amount of the registration fee due plus interest due [line 5(vii) plus line 7]:

                  $23,618.07


9. Date the registration fee and any interest payment was sent to the Commission's lock box depository:

                  November 19, 1999


         Method of Delivery:

                  |X|      Wire Transfer

                  |  |     Mail or other means


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:      (Signature and Title)              /s/ Carol J. Highsmith
                                            Carol J. Highsmith, Asst. Secretary

Date:    November 19, 1999